united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
	Principal Amount		Coupon Rate (%)	Maturity Date	Value
		U.S. TREASURY NOTES - 41.9%
	$27,000,000	United States Treasury Note	0.875	1/15/2018	$26,996,759
	20,000,000	United States Treasury Note	1.000	2/15/2018	19,992,959
	5,000,000	United States Treasury Note	0.750	2/28/2018	4,995,375
	5,000,000	United States Treasury Note	0.875	3/31/2018	4,993,878
	20,000,000	United States Treasury Note	0.750	4/15/2018	19,966,078
	5,000,000	United States Treasury Note	1.000	5/15/2018	4,993,164
	20,000,000	United States Treasury Note	0.875	7/15/2018	19,929,297
		TOTAL U.S. TREASURY NOTES (Cost $102,017,975)			101,867,510

	Shares	SHORT-TERM INVESTMENTS - 17.4%
		MONEY MARKET FUNDS - 17.4%
	21,224,443	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.95%* +			21,224,443
	21,224,833	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Institutional Share Class, 1.20%* +			21,224,833
		TOTAL SHORT-TERM INVESTMENTS (Cost $42,449,276)			42,449,276

		TOTAL INVESTMENTS - 59.3% (Cost - $144,467,251) (a)			$144,316,786
		OTHER ASSETS AND LIABILITIES - NET - 40.7%			99,015,044
		TOTAL NET ASSETS - 100.0%			$243,331,830

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $144,467,251
	and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized Appreciation:			$-
		Unrealized Depreciation:			(150,465)
		Net Unrealized Depreciation:			$(150,465)
*	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	TOTAL RETURN SWAPS
	Notional Value at December 31, 2017	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
	39,602,179	BlueCrest Systematic Macro Program Total Return Swap +	Morgan Stanley	One month USD Libor plus 0.30% of the notional value	Total returns of BlueCrest Systematic Macro Program Total Return Swap	8/5/2019	$362,032
	270,133,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	9/30/2021	(7,386,693)
	38,484,200	QuantMetrics MultiStrategy Trading Program Total Return Swap	Morgan Stanley	One month USD Libor plus 0.30% of the notional value	Total returns of QuantMetrics MultiStrategy Trading Program Total Return Swap	6/19/2044	123,760
	377,099,293	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	9/30/2021	19,499,755
	47,564,104	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/9/2020	(59,272)
							$12,539,582

+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	BlueCrest Systematic Macro Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	64	ERX EUROSCHATZ	Morgan Stanley	Mar-18	8,613,654	$11,440
	62	US 10 YR NOTES	Morgan Stanley	Mar-18	7,707,722	(6,280)
	384	OMX 30 INDEX	Morgan Stanley	Jan-18	7,397,693	218,510
	49	EMINI NASDAQ	Morgan Stanley	Mar-18	6,222,051	(49,385)
	54	CANADIAN BOND	Morgan Stanley	Mar-18	5,829,266	15,493
	57	E MINI RUSSELL	Morgan Stanley	Mar-18	4,400,630	22,374
	29	IBEX INDEX	Morgan Stanley	Jan-18	3,503,854	75,931
	169	CORN	Morgan Stanley	Mar-18	2,962,628	45,716
	131	EURIBOR	Morgan Stanley	Mar-18	2,818,744	(2,098)
	131	EURIBOR	Morgan Stanley	Jun-18	2,818,463	(2,506)
	131	EURIBOR	Morgan Stanley	Sep-18	2,817,620	5,667
	115	KCBT RED WHEAT	Morgan Stanley	Mar-18	2,447,340	49,259

	Long Contracts
	417	2 YR T-NOTE	Morgan Stanley	Mar-18	89,177,074	(119,204)
	293	5 YR T-NOTE	Morgan Stanley	Mar-18	34,059,556	(74,605)
	17	JAPAN GOVT BOND TIFFE	Morgan Stanley	Mar-18	22,083,725	(15,314)
	80	FTSE INDEX	Morgan Stanley	Mar-18	8,216,853	208,407
	18	DAX INDEX	Morgan Stanley	Mar-18	7,147,304	(131,879)
	37	GILTS	Morgan Stanley	Mar-18	6,239,663	30,949
	39	ERX BOBL	Morgan Stanley	Mar-18	6,135,801	(37,343)
	47	SFE SPI 200	Morgan Stanley	Mar-18	5,476,882	(1,782)
	41	EOE INDEX	Morgan Stanley	Jan-18	5,330,888	(72,426)
	28	S&P CANADA	Morgan Stanley	Mar-18	4,288,662	10,383
	30	EURO BTS FUTURES	Morgan Stanley	Mar-18	4,084,287	(20,607)
	15	MINI MIDCA	Morgan Stanley	Mar-18	2,770,469	14,320
	70	TAIWAN INDEX	Morgan Stanley	Jan-18	2,747,168	39,374
	56	EURO_STOXX50	Morgan Stanley	Mar-18	2,361,288	(55,840)
	17	EMINI S&P	Morgan Stanley	Mar-18	2,338,239	12,519

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
01/17/2018		AUD	39,902,680	USD	39,902,680	31,160,003	$702,835
01/17/2018		CAD	45,735,848	USD	45,735,848	36,382,867	454,395
01/17/2018		EUR	58,155,000	USD	58,155,000	69,815,078	866,344
01/17/2018		GBP	22,524,140	USD	22,524,140	30,436,871	257,101
01/17/2018		JPY	6,674,240,336	USD	6,674,240,336	59,227,209	10,928
01/17/2018		MXN	59,249,216	USD	59,249,216	3,012,823	(104,620)
01/17/2018		NOK	222,256,488	USD	222,256,488	27,093,066	279,421
01/17/2018		NZD	34,854,166	USD	34,854,166	24,739,487	358,548
01/17/2018		SEK	313,717,187	USD	313,717,187	38,344,711	601,571
01/17/2018		TRY	30,328,817	USD	30,328,817	7,971,626	62,170
01/17/2018		ZAR	59,711,098	USD	59,711,098	4,806,385	404,975
03/21/2018		INR	291,166,493	USD	291,166,493	4,560,832	57,630

To Sell:
01/17/2018		AUD	58,252,087	USD	58,252,087	45,489,055	$(551,560)
01/17/2018		CAD	40,723,103	USD	40,723,103	32,395,228	(545,098)
01/17/2018		EUR	46,990,017	USD	46,990,017	56,411,516	(771,356)
01/17/2018		GBP	18,155,234	USD	18,155,234	24,533,168	(244,614)
01/17/2018		JPY	7,429,365,967	USD	7,429,365,967	65,928,194	(110,764)
01/17/2018		MXN	51,202,363	USD	51,202,363	2,603,640	26,920
01/17/2018		NOK	303,682,128	USD	303,682,128	37,018,851	(490,046)
01/17/2018		NZD	36,407,555	USD	36,407,555	25,842,082	(260,496)
01/17/2018		SEK	224,564,130	USD	224,564,130	27,447,800	(502,171)
01/17/2018		SGD	5,373,498	USD	5,373,498	4,022,601	(31,235)
03/21/2018		KRW	2,857,840,819	USD	2,857,840,819	2,678,368	(58,768)

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - Pound Sterling
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	2,061	2 year US Treasury Notes Future	Deutsche Bank	Mar-18	441,243,838	$471,400
	1,148	Eurodollar	Deutsche Bank	Sept-18	281,130,850	240,694
	2,158	5 year US Treasury Notes Future	Deutsche Bank	Mar-18	250,645,018	818,410
	939	Eurodollar	Deutsche Bank	Dec-18	229,714,613	74,651
	779	Eurodollar	Deutsche Bank	Mar-18	191,322,400	96,150
	610	Eurodollar	Deutsche Bank	Jun-18	149,564,375	116,630
	177	10 year Australian Treasury Bond Future	Deutsche Bank	Mar-18	136,677,390	47,124
	972	2 year Euro-Schatz Future	Deutsche Bank	Mar-18	130,719,240	165,646
	393	3 year Australian Treasury Bond Future	Deutsche Bank	Mar-18	92,483,390	105,572
	416	3 month Sterling	Deutsche Bank	Sept-18	69,797,811	(50,334)
	48	10 year Japanese Goverment Bond Future	Deutsche Bank	Mar-18	64,429,466	66,272
	228	Eurodollar	Deutsche Bank	Mar-18	55,743,150	76,807
	405	E-Mini S&P 500	Deutsche Bank	Mar-18	54,378,493	(633,325)
	308	Euro-BOBL Future	Deutsche Bank	Mar-18	48,687,291	239,412
	188	Eurodollar	Deutsche Bank	Jun-19	45,935,450	58,103
	313	10 year US Treasury Notes Future	Deutsche Bank	Mar-18	38,819,483	150,048
	220	3 month Sterling	Deutsche Bank	Dec-18	36,889,996	(17,189)
	155	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-18	30,285,114	1,405
	273	10 year Canadian Govt Bond Future	Deutsche Bank	Mar-18	29,345,505	228,641

	Long Contracts
	1,032	3 month Euro (EURIBOR)	Deutsche Bank	Mar-18	310,849,546	$(16,334)
	910	3 month Euro (EURIBOR)	Deutsche Bank	Sept-18	273,992,537	(59,149)
	888	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	267,448,528	(24,681)
	1,338	3 month Sterling	Deutsche Bank	Mar-18	224,855,717	7,707
	1,140	3 month Sterling	Deutsche Bank	Jun-18	191,407,710	37,995
	631	3 month Euro (EURIBOR)	Deutsche Bank	Jun-19	189,609,316	(113,404)
	599	3 month Euro (EURIBOR)	Deutsche Bank	Dec-18	180,290,382	(39,228)
	1,233	2 year Euro-Schatz Future	Deutsche Bank	Mar-18	165,816,275	(236,664)
	650	Euro-BUND Future	Deutsche Bank	Mar-18	126,317,882	(660,083)
	383	3 month Euro (EURIBOR)	Deutsche Bank	Mar-18	115,185,493	(46,284)
	408	Long Gilt Future	Deutsche Bank	Mar-18	69,045,775	39,747
	370	3 month Sterling	Deutsche Bank	Sept-18	62,079,784	6,828
	481	10 year US Treasury Notes Future	Deutsche Bank	Mar-18	59,591,125	(20,118)
	284	10 year Italian Bond Future	Deutsche Bank	Mar-18	46,467,891	(1,040,013)
	284	10 year Italian Bond Future	Deutsche Bank	Mar-18	46,467,891	(1,040,013)
	228	30 year US Treasury Bonds Future	Deutsche Bank	Mar-18	34,841,250	(48,396)
	191	Euro-BOBL Future	Deutsche Bank	Mar-18	30,192,443	(162,042)
	76	DAX Index Future	Deutsche Bank	Mar-18	29,465,800	(631,130)
	182	EUR/USD	Deutsche Bank	Mar-18	27,445,600	339,150
	175	S&P Canada 60 Index Future	Deutsche Bank	Mar-18	26,633,309	(104,418)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
3/21/2018	Deutsche Bank	SEK	385,594,415	USD	46,143,157	44,909,932	$(1,233,225)

To Sell:
3/21/2018	Deutsche Bank	USD	38,140,049	AUD	50,506,052	51,800,669	$1,294,617

TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
03/22/2018	Deutsche Bank	JPY	4,103,631,109	USD	36,086,315	36,391,855	$305,540
03/21/2018	Deutsche Bank	SEK	295,210,644	USD	34,988,239	33,944,553	(1,043,686)

OPTIONS ON FUTURES
Put/Call	Description		Number of Contracts	Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Call	5 year US Treasury Notes Option		570	1/26/2018	117.25	66,806,115	$15,584

Written:
Put	5 year US Treasury Notes Option		345	1/26/2018	116	39,867,848	$(17,533)

OPTIONS ON CURRENCY
Put/Call	Description			Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Call	CHF/USD			6/1/2018	1.05	29,112,880	$14,798

Written:
Call	CHF/USD			05/31/2018	1.06	29,112,880	$(10,985)
Call	CHF/USD			06/01/2018	1.05	29,112,880	(14,798)
Call	JPY/CAD			09/14/2018	96.00	43,489,611	(217,963)
Call	USD/EUR			06/14/2018	1.31	34,838,413	(54,120)

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
SEK - Swedish Krona
USD - U.S. Dollar

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

MutualHedge QuantMetrics MultiStrategy Trading Program Swap Top 50 Holdings ^+

As of December 31, 2017, there were no positions held within the basket. There is a cash balance within the basket to fund future investment activity.

^ This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	Select CTA Trading Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	420	3 month Euro (EURIBOR)	Deutsche Bank	Mar-18	126,508,536	$(16,244)
	421	3 month Euro (EURIBOR)	Deutsche Bank	Mar-20	126,268,133	165,224
	528	3 month Euro (EURIBOR)	Deutsche Bank	Sept-18	158,881,987	(15,074)
	257	3 month Euro (EURIBOR)	Deutsche Bank	Sep-20	76,878,742	97,686
	1,291	3 month Euro (EURIBOR)	Deutsche Bank	Dec-18	388,572,426	49,842
	295	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	88,166,311	117,683
	1,064	3 month Sterling	Deutsche Bank	Mar-18	178,809,030	(100,971)
	996	3 month Sterling	Deutsche Bank	Mar-19	166,910,078	(176,691)
	486	3 month Sterling	Deutsche Bank	Jun-18	81,600,129	(63,973)
	252	3 year Australian Treasury Bond Future	Deutsche Bank	Mar-18	59,253,900	49,441
	242	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-18	45,366,559	12,773
	411	90 Day Bank Accepted Bill Future	Deutsche Bank	Sept-18	76,930,486	45,640
	471	Copper Future	Deutsche Bank	Mar-18	38,734,692	(1,982,690)
	222	Euro-BUND Future	Deutsche Bank	Mar-18	43,191,272	20,624
	6,166	Eurodollar	Deutsche Bank	Mar-18	1,514,369,600	236,286
	997	Eurodollar	Deutsche Bank	Mar-19	243,721,999	580,757
	388	Eurodollar	Deutsche Bank	Jun-20	94,715,650	45,362
	266	Eurodollar	Deutsche Bank	Jun-21	64,894,025	2,563
	171	Eurodollar	Deutsche Bank	Sept-19	41,766,750	84,184
	1,008	Eurodollar	Deutsche Bank	Dec-20	245,945,939	68,132
	4,402	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jan-18	264,428,537	(12,078,055)
	762	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-18	149,211,914	65,249
	319	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-18	62,328,718	129,572
	251	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-19	48,819,824	126,454

	Long Contracts
	80	10 year Australian Treasury Bond Future		Mar-18	62,180,689	$(50,597)
	36	10 year Japanese Goverment Bond Future		Mar-18	47,539,825	(21,527)
	509	2 year Euro-Schatz Future		Mar-18	68,394,645	(82,241)
	685	3 month Euro (EURIBOR)		Mar-19	205,957,816	(44,288)
	437	3 month Euro (EURIBOR)		Mar-21	130,513,841	(172,614)
	982	3 month Euro (EURIBOR)		Jun-18	295,759,521	33,928
	528	3 month Euro (EURIBOR)		Jun-20	158,080,184	(225,218)
	337	3 month Euro (EURIBOR)		Jun-21	100,572,085	(135,128)
	181	3 month Euro (EURIBOR)		Dec-18	54,433,299	(13,093)
	260	3 month Euro (EURIBOR)		Dec-19	77,921,526	(50,158)
	485	3 month Sterling		Jun-19	81,315,944	92,345
	2,595	3 month Sterling		Sept-18	435,381,330	387,949
	396	90 Day Bank Accepted Bill Future		Mar-19	73,914,288	(56,309)
	386	90 Day Bank Accepted Bill Future		Dec-18	72,185,107	(60,367)
	318	E-Mini S&P 500		Mar-18	42,740,846	117,017
	3,297	Eurodollar		Jun-18	808,383,188	(1,145,785)
	1,695	Eurodollar		Sept-18	415,187,581	(221,292)
	2,322	Eurodollar		Dec-18	568,048,275	(1,297,524)
	1,419	Eurodollar		Dec-19	346,358,911	(337,652)
	167	Eurodollar		Dec-20	40,670,688	(19,418)
	2,968	Light Sweet Crude Oil (WTI) Future		Feb-18	178,394,280	10,508,044
	893	Light Sweet Crude Oil (WTI) Future		May-18	53,432,295	5,444,509
	45	Nikkei 225 Future		Mar-18	581,346,949	3,420
	395	Three Month Canadian Bankers Acceptance Future		Sept-18	77,066,841	(81,074)
	254	Three Month Canadian Bankers Acceptance Future		Sept-19	49,413,448	(142,015)
	657	Three Month Canadian Bankers Acceptance Future		Dec-18	127,931,044	(359,822)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	Single CTA Program Total Return Swap Top 50 Holdings^
	FUTURES CONTRACTS
	Number of Contracts	Descripton	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	31	90 Day EURO$	Morgan Stanley	Dec-18	3,033,505,000	$4,275
	41	90 Day EURO$	Morgan Stanley	Dec-19	4,004,470,000	9,525
	19	90 Day EURO$	Morgan Stanley	Dec-20	1,854,685,000	1,613
	43	90 Day EURO$	Morgan Stanley	Jun-19	4,202,820,000	10,825
	34	90 Day EURO$	Morgan Stanley	Jun-20	3,320,100,000	6,288
	40	90 Day EURO$	Morgan Stanley	Mar-19	3,911,800,000	8,200
	38	90 Day EURO$	Morgan Stanley	Mar-20	3,711,080,000	7,738
	18	90 Day EURO$	Morgan Stanley	Sep-18	1,763,280,000	588
	45	90 Day EURO$	Morgan Stanley	Sep-19	4,396,725,000	11,813
	31	90 Day EURO$	Morgan Stanley	Sep-20	3,026,840,000	4,263
	5	90 Day Sterling	Morgan Stanley	Dec-18	248,050,000	(760)
	7	90 Day Sterling	Morgan Stanley	Dec-19	346,535,000	(928)
	7	90 Day Sterling	Morgan Stanley	Jun-19	346,885,035	(945)
	6	90 Day Sterling	Morgan Stanley	Jun-20	296,790,030	(928)
	7	90 Day Sterling	Morgan Stanley	Mar-19	347,060,000	(895)
	6	90 Day Sterling	Morgan Stanley	Mar-20	296,910,000	(709)
	7	90 Day Sterling	Morgan Stanley	Sep-19	346,710,035	(996)
	5	90 Day Sterling	Morgan Stanley	Sep-20	247,250,000	(506)
	3	Bank Acceptance	Morgan Stanley	Jun-18	294,195,000	905
	50	CHF Currency Futures	Morgan Stanley	Mar-18	645437500	(90,838)
	131	Japanese Yen Currency Futures	Morgan Stanley	Mar-18	145,966,766,375	(35,877)
	109	US 2YR Note (CBT)	Morgan Stanley	Mar-18	2,333,792,198	37,766
	73	US 5YR Note (CBT)	Morgan Stanley	Mar-18	847,997,660	25,813

	Long Contracts
	12	3MO EURO EURIBOR	Morgan Stanley	Dec-18	1,202,880,000	$120
	15	3MO EURO EURIBOR	Morgan Stanley	Dec-19	1,498,350,150	(5,039)
	8	3MO EURO EURIBOR	Morgan Stanley	Dec-20	796,360,080	(4,229)
	16	3MO EURO EURIBOR	Morgan Stanley	Jun-19	1,601,280,000	(1,965)
	13	3MO EURO EURIBOR	Morgan Stanley	Jun-20	1,296,295,000	(6,329)
	15	3MO EURO EURIBOR	Morgan Stanley	Mar-19	1,502,475,000	(540)
	14	3MO EURO EURIBOR	Morgan Stanley	Mar-20	1,397,200,000	(5,804)
	9	3MO EURO EURIBOR	Morgan Stanley	Sep-18	902,520,000	225
	16	3MO EURO EURIBOR	Morgan Stanley	Sep-19	1,599,760,160	(4,034)
	11	3MO EURO EURIBOR	Morgan Stanley	Sep-20	1,095,930,000	(5,369)
	5	90 Day Bank Bill	Morgan Stanley	Dec-18	489,849,999	(629)
	11	90 Day Bank Bill	Morgan Stanley	Jun-18	1,079,759,978	(591)
	6	90 Day Bank Bill	Morgan Stanley	Mar-18	589,320,004	172
	5	90 Day Bank Bill	Morgan Stanley	Sep-18	490,350,009	(57)
	27	AUD/USD Currency Futures	Morgan Stanley	Mar-18	210,897,000	43,235
	31	EURO-BOBL Future	Morgan Stanley	Mar-18	407,991,000	(26,156)
	32	EURO-BUND Future	Morgan Stanley	Mar-18	517,376,000	(48,040)
	30	EURO-SCHATZ Future	Morgan Stanley	Mar-18	335,925,000	(5,375)
	4	Japanese 10 Year Bond (OSE)	Morgan Stanley	Mar-18	60,312,000,000	(2,840)
	84	Mexican Peso Future	Morgan Stanley	Mar-18	210,336,000	(57,545)
	5	New Zealand 3MO Bill	Morgan Stanley	Jun-18	489,950,004	242
	6	New Zealand 3MO Bill	Morgan Stanley	Mar-18	588,300,002	709
	18	NIKKEI 225 (OSE)	Morgan Stanley	Mar-18	409,500,000	(7,362)
	20	TOPIX Index	Morgan Stanley	Mar-18	363,400,000	34,699
	49	US 10 Year Note (CBT)	Morgan Stanley	Mar-18	607,829,688	(31,328)
	17	US Long Bond (CBT)	Morgan Stanley	Mar-18	260,100,000	(406)
	11	US ULTRA Bond (CBT)	Morgan Stanley	Mar-18	184,421,875	7,344

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Treasury Notes	$-	$101,867,510	$-	$101,867,510
Short-Term Investments	42,449,276	-	-	42,449,276
Open Swap Contracts	-	12,539,582	-	12,539,582
Total	$42,449,276	$114,407,092	$-	$156,856,368

There were no transfers into or out of levels during the current period presented. It is the Fund's policy to recognize transfers between any level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with EMFSF's investment objectives and policies.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at December 31, 2017	% Of Total Net Assets at December 31, 2017
MFL-CFC	1/12/2010	$58,079,054	23.87%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2017, the total notional value of the total return swaps with Deutsche Bank was $554,232,316. As of December 31, 2017, the notional value of the total return swaps with Morgan Stanley was $137,005,961. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 2/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 2/28/2018